Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of liabilities under the fair value hierarchy
			2013

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	4,402,306

			2012

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	121,000